Investment Objectives and Goals - Kurv SpaceX Enhanced Income ETF	Jun. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV SPACEX ENHANCED INCOME ETF (TICKER: XSHP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv SpaceX Enhanced Income ETF (the “SpaceX Fund” or the “Fund”) seeks to provide current income.